ACQUISITION OF ORKO SILVER CORPORATION/LA PRECIOSA MINERAL INTERESTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
ACQUISITION OF ORKO SILVER CORPORATION/LA PRECIOSA MINERAL INTERESTS

NOTE 8 – ACQUISITION OF ORKO SILVER CORPORATION/LA PRECIOSA MINERAL INTERESTS

On April 16, 2013, the Company completed its acquisition of Orko Silver Corporation (“Orko”). Upon completion of the acquisition, the Company holds the La Preciosa silver-gold project in the state of Durango, Mexico. The transaction was accounted for as a purchase of mineral interests since La Preciosa is a development stage project.

Total consideration paid for the asset acquisition (in thousands):

Common shares issued (11,572,918 at $14.98)	$173,363
Cash	99,059
Warrants (1,588,768 valued at $3.64 per warrant)	5,777
Transaction advisory fees and other acquisition costs	17,642

Total purchase price	295,841
Current liabilities	2,616
Deferred income taxes	114,339

Total liabilities assumed	116,955

Total Consideration	$412,796

Estimated fair value of the assets acquired (in thousands):

Cash	$3,487
Other current assets	635
Mineral interests	408,352
Other assets	322

Total assets acquired	$412,796

NOTE 8 – AQUISITION OF JOAQUIN MINERAL INTERESTS

On December 21, 2012, the Company completed its acquisition of the equity interests of Mirasol Argentina SRL in exchange for a total of approximately 1.3 million shares of Coeur common stock, a total cash payment of approximately $30.0 million and assumption of liabilities of $0.1 million. Mirasol Argentina SRL holds the Joaquin silver-gold project in the Santa Cruz province of Argentina. Coeur previously held a 51% interest in the project. The transaction was accounted for as a purchase of mineral interests since Joaquin is considered to be in the development stage.

The total consideration paid for the asset acquisition was as follows (in thousands):

Consideration:
Common shares issued (1,310,043 at $22.90)	$30,000
Cash	30,000
Transaction advisory fees and other acquisition costs	1,224

Total purchase price	61,224
Current liabilities	80
Deferred income taxes	32,540

Total liabilities assumed	32,620

Total consideration	$93,844

The following summarizes the estimated fair value of the assets acquired on December 21, 2012 (in thousands):

Fair value of assets acquired:
Cash	$42
Other current assets	353
Mineral interests (Note 13)	93,429
Other assets	20

Total assets acquired	$93,844